Segment Reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Reporting	17. Segment Reporting
The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision-maker is the Board of Directors.
Following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
United States	$1,895,919	$1,046,592	$377,659
Japan	89,389	56,432	15,764
China	39,177	14,907	–
Netherlands	153	–	–
Rest of the World	161,245	72,852	7,297
Total product net sales	$2,185,883	$1,190,783	$400,720
The Company sells its products through a limited number of distributors and wholesalers. Five U.S. customers represent approximately 87% of the product net sales during the twelve months ended December 31, 2024 (compared to 86% and
91% for four customers the same period in 2023 and 2022 respectively).
Collaboration revenue is generated by external customers with their main registered office geographically located as shown in the table below:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
China	$4,348	$5,533	$4,238
United States	–	30,000	–
Denmark	–	–	5,365
Other	–	–	424
Total collaboration revenue	$4,348	$35,533	$10,026
The non-current assets including property, plant and equipment and intangible assets are presented geographically as shown in the table below:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Netherlands	$—	$—	$—
Belgium	209,758	138,252	186,923
United States	11,557	6,219	2,275
Japan	2,242	2,971	1,938
Rest of the World	1,405	461	130
Total non-current assets	$224,962	$147,903	$191,136